Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (18,101,821)	$ (10,285,792)	$ (23,999,794)	$ (35,578,067)	$ (32,938,065)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation	6,661,010	6,398,481	12,853,148	12,762,435	10,542,315
Depreciation and amortization			12,853,148	15,800,554	14,979,398
Amortization of debt issuance costs	321,550	544,111	926,180	1,278,578	1,499,924
Stock based compensation expense related to issuance of restricted stock	21,746	21,954	43,700	38,094	25,814
Accretion of preferred equity costs			0	0	189,920
Equity in loss of unconsolidated real estate ventures	1,561,373	607,602	2,114,897
Unrealized derivative gain	913,169	218,241	377,190	(482,632)	90,825
Derivative fair value adjustment		410,657	410,657	1,770,963	2,553,422
Unrealized foreign currency adjustment	3,873,704	(3,108,763)	(2,175,698)	6,513,187	(528,949)
Changes in operating assets and liabilities:
Other assets, net	(550,276)	354,725	1,494,094	530,680	(2,785,513)
Purchase of interest rate derivative	(1,122,401)		(1,027,741)	(2,913,815)	(3,279,000)
Settlement of interest rate derivative		(2,030,731)	(2,030,731)
Purchase of foreign exchange derivative					(1,442,000)
Accounts payable and accrued liabilities	730,106	629,036	537,143	(599,126)	5,138,182
Due to affiliates	8,307,299	4,864,206	(9,308,508)	8,127,545	3,869,115
Net cash provided by (used in) operating activities	2,615,459	(1,376,273)	(19,785,463)	(5,514,039)	(12,626,927)
Cash flows from investing activities:
Purchase of real estate facilities					(252,273,853)
Additions to real estate facilities	(4,524,091)	(5,487,439)	(12,743,728)	(10,388,088)	(8,078,768)
Deposits on acquisitions of real estate facilities and investments in unconsolidated real estate ventures					(148,220)
Refund of deposits on acquisitions of real estate facilities				481,866
Investment in company owned life insurance		(887,387)	(925,788)	(902,063)	(886,460)
Investments in unconsolidated real estate ventures	(718,579)	(2,562,445)	(7,425,096)	(17,702,419)	(7,171,769)
Return of capital on investments in unconsolidated real estate ventures	6,367,664		0	15,988,299	0
Net cash provided by (used in) investing activities	1,124,994	(8,937,271)	(21,094,612)	(12,522,405)	(268,559,070)
Cash flows from financing activities:
Proceeds from issuance of secured debt	5,588,659	173,028,608	178,196,483	8,000,000	179,324,261
Repayment of secured debt		(164,753,059)	(164,160,942)	(4,764,241)	(50,000,000)
Scheduled principal payments of secured debt	(1,299,331)	(881,005)	(1,453,106)	(4,160,385)	(862,320)
Prepaid debt issuance costs		(1,805,431)			(42,000)
Debt issuance costs			(1,825,431)	(480,950)	(1,666,788)
Gross proceeds from issuance of common stock		15,170,192	15,367,193	37,371,916	37,910,737
Offering costs	(326,444)	(1,809,770)	(2,508,610)	(3,634,282)	(4,387,423)
Proceeds from issuance of Series C units		573,002	659,151	1,220,331	3,197,083
Redemption of common stock	(288,867)	(674,336)	(4,132,001)	(1,860,904)	(419,094)
Proceeds from issuance of preferred equity in our Operating Partnership					15,000,000
Redemption of preferred equity in our Operating Partnership					(15,000,000)
Preferred equity in our Operating Partnership issuance costs					(189,920)
Series E Preferred stock issuance costs	(110,692)
Distributions paid to common stockholders	(4,469,814)	(4,194,779)	(8,598,699)	(7,626,356)	(6,160,627)
Distributions paid to noncontrolling interest in our Operating Partnership	(170,045)	(169,886)	(340,865)	(341,104)	(341,025)
Distributions paid to preferred stockholders	(6,250,714)	(6,236,717)	(12,516,374)	(12,530,766)	(5,218,750)
Preferred stock issuance costs					(1,400,277)
Proceeds from issuance of Series D preferred units			35,000,000
Payments of Series D Preferred unit issuance costs			(373,312)
Distributions paid to preferred unitholders in our Operating Partnership			(361,667)		(271,250)
Net cash provided by (used in) financing activities	(6,350,248)	8,246,819	32,951,820	11,193,259	299,472,607
Impact of foreign exchange rate changes on cash and restricted cash	(71,565)	671,828	280,852	(1,299,322)	(370,083)
Net change in cash, cash equivalents and restricted cash	(2,681,360)	(1,394,897)	(7,647,403)	(8,142,507)	17,916,527
Cash, cash equivalents and restricted cash, beginning of period	9,918,161	17,565,564	17,565,564	25,708,071	7,791,544
Cash, cash equivalents and restricted cash, end of period	7,236,801	16,170,667	9,918,161	17,565,564	25,708,071
Supplemental disclosures and non-cash transactions:
Cash paid for interest, net of amounts capitalized	8,756,932	6,821,587	17,844,314	17,208,371	18,819,476
Offering costs included in accounts payable and accrued liabilities		(882,357)	(1,334,105)	588,163	661,400
Other assets in due to affiliates	725,753
Interest rate swap contract in other assets	161,535	1,234,991	1,302,337	467,719	145,375
Interest rate swap contracts in accounts payable and accrued liabilities	171,871	371,144	247,942	368,600	170,708
Foreign currency hedge contract in other assets		1,190,074		1,281,151
Foreign currency translation adjustment	(1,453,069)	2,475,802	(2,240,708)	4,808,321	(57,174)
Deposits applied to investments in unconsolidated real estate ventures				328,545
Issuance of shares pursuant to distribution reinvestment plan	3,337,776	3,271,464	6,666,207	5,736,254	4,391,918
Distributions payable to common and preferred stockholders	5,487,597	4,405,393	4,650,971	4,380,620	4,174,068
Distributions payable to noncontrolling interests in our Operating Partnership	28,029	28,029	28,964	28,885	28,964
Real estate and construction in process in accounts payable and accrued liabilities	885,307	1,834,367	701,112	1,658,865	913,229
Series E Preferred stock issuance costs in due to affiliates	348,381
Redemption of common stock in accounts payable and accrued liabilities	75,000	$ 3,106,935	$ 193,867	$ 442,933	118,691
Distribution of common stock					6,586,579
Deposits on acquisition of real estate facilities in due to affiliates					333,495
Unrealized derivative adjustment					576,497
Deposits applied to acquisition of real estate					1,076,020
Series E Preferred Stock
Cash flows from financing activities:
Gross proceeds from issuance of preferred stock	$ 977,000				$ 150,000,000